Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 22,600,000	$ 24,800,000	$ 25,200,000
Impairment charges	$ 3,800,000	$ 1.4	$ 7,000,000